Netting Arrangements for Certain Financial Instruments and Securities Financing Activities - Summary of Maturities by Category of Collateral Pledged for Repurchase Agreements and Securities Loaned Transactions (Detail) - USD ($)
$ in Millions
	Dec. 31, 2016	Dec. 31, 2015
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	$ 801	$ 1,092
Securities loaned	223
Gross amount of recognized liabilities for repurchase agreements and securities loaned	1,024
Overnight and Continuous [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	771	924
Securities loaned	223
Gross amount of recognized liabilities for repurchase agreements and securities loaned	994
Less Than 30 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	30	168
Gross amount of recognized liabilities for repurchase agreements and securities loaned	30
Corporate Debt Securities [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	30
Securities loaned	223
Corporate Debt Securities [Member] | Overnight and Continuous [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	30
Securities loaned	223
U.S. Treasury and Agencies [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	60	122
U.S. Treasury and Agencies [Member] | Overnight and Continuous [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	60	122
Mortgage-Backed Securities Residential [Member] | Agency [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	711	970
Mortgage-Backed Securities Residential [Member] | Overnight and Continuous [Member] | Agency [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	681	802
Mortgage-Backed Securities Residential [Member] | Less Than 30 Days [Member] | Agency [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	$ 30	$ 168